General Government Securities Money Market Funds, Inc.

- General Government Securities Money Market Fund

- General Treasury Securities Money Market Fund

Incorporated herein by reference is a revised version of the Fund's summary prospectus and prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0000353560-19-000014).